Deferred tax	6 Months Ended
Dec. 31, 2023
Text block [abstract]
Deferred tax
Note 13. Deferred tax

	Consolidated
	December 2023	June 2023
	$	$
Deferred tax liability	2,153,723	2,289,269

Amount expected to be settled after more than 12 months	2,153,723	2,289,269

Movements:
Opening balance	2,289,269	2,560,361
Credited to profit or loss	(135,546)	(271,092)

Closing balance	2,153,723	2,289,269

Consolidated entity management has completed an analysis of the availability of historical tax losses to offset the deferred tax liability. Accordingly, the Consolidated entity concludes that the historical tax losses are not expected to be available for offset against the deferred tax liability.